Revenue and other operating income (Tables)	6 Months Ended
Jun. 30, 2022
Revenue [abstract]
Schedule of revenue sources
In the following table, revenue is disaggregated by type of contract.

	For the six month period ended

(in thousands of USD)	June 30, 2022				June 30, 2021*
	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total

Pool Revenue	83,580	—	(6)	83,574	65,615	—	11	65,626
Spot Voyages	139,815	—	(540)	139,275	105,424	—	(873)	104,551
Revenue from contracts with customers	223,395	—	(546)	222,849	171,039	—	(862)	170,177

Time Charters	31,844	29,166	(20,797)	40,213	37,957	24,786	(24,786)	37,957
Lease income	31,844	29,166	(20,797)	40,213	37,957	24,786	(24,786)	37,957

Total revenue	255,239	29,166	(21,343)	263,062	208,996	24,786	(25,648)	208,134

Other operating income	—	—	—	7,636	—	—	—	4,673

* To improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost & revenue elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.